INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

13.  INCOME TAXES

The following table presents GFL’s income tax reconciliations for the periods indicated:

	Year ended December 31,
	2024	2023
(Loss) income before income taxes	$(944.8)	$192.1
Income tax (recovery) expense at the combined basic federal and provincial tax rate (26.5% in 2024 and 2023)	(250.4)	50.9
Decrease (increase) resulting from:
Permanent differences	51.7	124.6
Variance between combined Canadian tax rate and the tax rate applicable to U.S. income	(2.8)	(0.7)
Recognition of previously unrecognized deductible temporary differences	(497.1)	(15.8)
Non-taxable income	504.7	—
Changes in estimate related to prior years	(11.9)	—
Other	(1.3)	0.9
Income tax (recovery) expense	$(207.1)	$159.9

The effective income tax rates differ from the amount that would be computed by applying the combined federal and provincial statutory income tax rates to income (loss) before income taxes.

Deferred income taxes

Deferred income taxes represent the net tax effect of non-capital tax losses and temporary differences between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities.

The following table presents GFL’s deferred income tax assets and liabilities and their changes for the periods indicated:

					Recognized in
		Acquisitions			other
	Balance,	via business	Foreign	Recognized	comprehensive	Balance,
	December 31, 2023	combinations	exchange	in net loss	loss	December 31, 2024
Deferred income tax assets
Non-capital loss carry forwards	$456.3	$—	$14.9	$(342.7)	$—	$128.5
Landfill closures and post-closure obligations	214.7	4.0	17.6	56.7	—	293.0
Investment in subsidiary	—	—	—	466.0	—	466.0
Accrued liabilities	4.3	—	0.4	(0.5)	—	4.2
Cash flow hedges	5.6	—	—	—	17.6	23.2
Other	182.2	2.8	14.6	7.0	—	206.6
	$863.1	$6.8	$47.5	$186.5	$17.6	$1,121.5
Deferred income tax liabilities
Property and equipment	$839.0	$(0.1)	$80.8	$(71.3)	$—	$848.4
Intangible assets	536.0	1.7	8.5	(61.0)	—	485.2
Other	(42.7)	—	(0.5)	86.3	—	43.1
	$1,332.3	$1.6	$88.8	$(46.0)	$—	$1,376.7

Acquisitions via business combinations includes $0.9 million of measurement period adjustments to adjust previously reported purchase price allocations completed during prior years.

As at December 31, 2024, GFL had income tax losses of approximately $362.0 million ($1,716.0 million as at December 31, 2023) available to carry forward to reduce future years’ taxable income. If not utilized, these losses will begin to expire in 2027 and fully expire in 2044.

In addition, one of the USA subsidiaries has income tax losses of $115.7 million, which are in a separate tax return and cannot be used by the rest of the GFL USA group.

GFL’s basis for recording deferred income tax assets is the availability of deferred income tax liabilities, which in certain taxable jurisdictions will offset these deferred income tax assets in the future. In other taxable jurisdictions, our basis for recording deferred income tax assets is forecasted taxable income for that jurisdiction, which GFL considers probable to occur.

					Recognized in
		Acquisitions			other
	Balance,	via business	Foreign	Recognized	comprehensive	Balance,
	December 31, 2022	combinations	exchange	in net loss	loss	December 31, 2023
Deferred income tax assets
Non-capital loss carry forwards	$464.7	$—	$(2.7)	$(5.7)	$—	$456.3
Landfill closures and post-closure obligations	205.0	—	(4.1)	13.8	—	214.7
Accrued liabilities	3.4	—	(0.1)	1.0	—	4.3
Cash flow hedges	15.8	—	—	(0.4)	(9.8)	5.6
Other	194.7	11.9	(1.0)	(23.0)	(0.4)	182.2
	$883.6	$11.9	$(7.9)	$(14.3)	$(10.2)	$863.1
Deferred income tax liabilities
Property and equipment	$929.9	$11.8	$(16.9)	$(85.8)	$—	$839.0
Intangible assets	592.1	85.0	(4.5)	(136.6)	—	536.0
Other	(55.8)	3.3	(1.2)	11.0	—	(42.7)
	$1,466.2	$100.1	$(22.6)	$(211.4)	$—	$1,332.3